SCHEDULE OF EXPLORATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Exploration	$ 1,800	$ 258	$ 2,873	$ 631
Platosa [Member]
IfrsStatementLineItems [Line Items]
Exploration	936	75	1,353	177
Evolucion [Member]
IfrsStatementLineItems [Line Items]
Exploration	115	90	278	294
Silver City [Member]
IfrsStatementLineItems [Line Items]
Exploration	513	53	717	120
Kilgore [Member]
IfrsStatementLineItems [Line Items]
Exploration	$ 236	$ 40	$ 525	$ 40